Quarterly Holdings Report
for

Fidelity® New Millennium Fund®

August 31, 2021

NMF-QTLY-1021
1.805750.117

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	610,600	$33,583
Entertainment - 0.7%
Endeavor Group Holdings, Inc. (a)	394,518	9,745
Endeavor Group Holdings, Inc. Class A (b)	365,299	9,498
		19,243
Media - 4.0%
Comcast Corp. Class A	1,114,400	67,622
Interpublic Group of Companies, Inc.	670,000	24,944
Omnicom Group, Inc.	264,500	19,367
		111,933

TOTAL COMMUNICATION SERVICES		164,759

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.3%
Faurecia SA	18,368	886
Magna International, Inc. Class A	99,400	7,844
		8,730
Automobiles - 1.8%
Aston Martin Lagonda Global Holdings PLC (a)(c)	511,679	14,098
General Motors Co. (a)	389,900	19,109
Stellantis NV (d)	750,900	15,033
		48,240
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (a)	8,000	18,397
Churchill Downs, Inc.	57,100	12,020
Elior SA (a)(c)	908,700	6,336
		36,753
Household Durables - 2.0%
D.R. Horton, Inc.	250,900	23,991
Mohawk Industries, Inc. (a)	79,300	15,682
NVR, Inc. (a)	3,010	15,592
		55,265
Internet & Direct Marketing Retail - 1.4%
Coupang, Inc. Class A (a)	757,106	22,683
eBay, Inc.	138,300	10,613
Farfetch Ltd. Class A (a)	152,100	6,367
		39,663
Leisure Products - 0.4%
Allstar Co-Invest Blocker LP (a)(b)	19,962	5,560
Peloton Interactive, Inc. Class A (a)	58,816	5,893
		11,453
Specialty Retail - 1.9%
AutoZone, Inc. (a)	9,900	15,337
Best Buy Co., Inc.	115,100	13,410
Industria de Diseno Textil SA	371,000	12,674
National Vision Holdings, Inc. (a)(d)	124,300	7,456
Vroom, Inc. (a)(d)	137,300	3,688
		52,565
Textiles, Apparel & Luxury Goods - 2.7%
Allbirds, Inc. (a)(b)(e)	22,235	259
Brunello Cucinelli SpA (a)	545,800	32,158
PVH Corp. (a)	117,100	12,271
Ralph Lauren Corp.	64,300	7,467
Tapestry, Inc.	360,800	14,547
Under Armour, Inc. Class A (sub. vtg.) (a)	393,700	9,110
		75,812

TOTAL CONSUMER DISCRETIONARY		328,481

CONSUMER STAPLES - 4.1%
Beverages - 1.7%
Diageo PLC sponsored ADR	72,300	13,890
Molson Coors Beverage Co. Class B	154,800	7,358
The Coca-Cola Co.	457,200	25,745
		46,993
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	237,400	13,451
Kroger Co.	473,900	21,814
		35,265
Food Products - 0.3%
Greencore Group PLC (a)	5,092,161	9,941
Tobacco - 0.8%
Altria Group, Inc.	430,500	21,624

TOTAL CONSUMER STAPLES		113,823

ENERGY - 8.7%
Energy Equipment & Services - 1.1%
Noble Corp. (c)	1,332	32
Oceaneering International, Inc. (a)	504,852	6,210
Odfjell Drilling Ltd. (a)	3,848,024	8,613
Schlumberger Ltd.	432,100	12,116
Technip Energies NV ADR (a)	58,160	751
TechnipFMC PLC (a)	291,100	1,930
		29,652
Oil, Gas & Consumable Fuels - 7.6%
Canadian Natural Resources Ltd.	686,200	22,707
Cheniere Energy, Inc.	358,500	31,354
Energy Transfer LP	699,300	6,503
EQT Corp. (a)	306,000	5,609
Exxon Mobil Corp.	1,090,900	59,476
Golar LNG Ltd. (a)	762,800	8,582
Hess Corp.	538,100	36,994
Range Resources Corp. (a)(d)	500,000	7,310
The Williams Companies, Inc.	942,997	23,283
Valero Energy Corp.	166,700	11,054
		212,872

TOTAL ENERGY		242,524

FINANCIALS - 18.8%
Banks - 8.2%
Bank of America Corp.	1,396,000	58,283
Comerica, Inc.	170,000	12,565
HDFC Bank Ltd. sponsored ADR	144,800	11,339
PNC Financial Services Group, Inc.	275,000	52,553
Wells Fargo & Co.	2,097,800	95,869
		230,609
Capital Markets - 3.2%
Goldman Sachs Group, Inc.	81,800	33,825
Morgan Stanley	309,600	32,332
Sixth Street Specialty Lending, Inc.	1,043,239	23,786
		89,943
Insurance - 5.7%
American International Group, Inc.	973,000	53,087
Arch Capital Group Ltd. (a)	602,500	24,763
Chubb Ltd.	196,709	36,179
First American Financial Corp.	125,500	8,852
Hiscox Ltd. (a)	639,207	8,075
MetLife, Inc.	353,100	21,892
RenaissanceRe Holdings Ltd.	33,000	5,172
		158,020
Thrifts & Mortgage Finance - 1.7%
Housing Development Finance Corp. Ltd.	329,468	12,639
Radian Group, Inc.	1,499,623	35,436
		48,075

TOTAL FINANCIALS		526,647

HEALTH CARE - 16.9%
Biotechnology - 1.2%
Amgen, Inc.	93,800	21,155
Regeneron Pharmaceuticals, Inc. (a)	16,800	11,313
		32,468
Health Care Equipment & Supplies - 4.4%
Becton, Dickinson & Co.	89,800	22,603
Boston Scientific Corp. (a)	596,400	26,927
Butterfly Network, Inc. (b)	557,178	6,887
Butterfly Network, Inc. Class A (a)(d)	1,380,048	17,057
Danaher Corp.	110,300	35,755
Hologic, Inc. (a)	170,400	13,487
		122,716
Health Care Providers & Services - 4.0%
Centene Corp. (a)	292,700	18,434
Cigna Corp.	103,700	21,948
Guardant Health, Inc. (a)	73,400	9,342
Oak Street Health, Inc. (a)(d)	270,133	12,623
UnitedHealth Group, Inc.	96,000	39,962
Universal Health Services, Inc. Class B	69,300	10,794
		113,103
Life Sciences Tools & Services - 1.1%
Bruker Corp.	347,922	30,725
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	1,009,200	67,475
Eli Lilly & Co.	174,600	45,097
Roche Holding AG (participation certificate)	57,910	23,254
Sanofi SA	133,300	13,815
UCB SA	64,200	7,344
Viatris, Inc.	1,054,400	15,426
		172,411

TOTAL HEALTH CARE		471,423

INDUSTRIALS - 14.0%
Aerospace & Defense - 4.0%
BWX Technologies, Inc.	218,100	12,525
General Dynamics Corp.	127,100	25,459
Huntington Ingalls Industries, Inc.	118,700	24,235
Northrop Grumman Corp.	70,800	26,033
Space Exploration Technologies Corp.:
Class A (a)(b)(e)	58,589	24,607
Class C (a)(b)(e)	818	344
		113,203
Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (a)	104,800	8,572
Airlines - 0.3%
JetBlue Airways Corp. (a)	478,400	7,238
Building Products - 0.7%
Fortune Brands Home & Security, Inc.	135,300	13,174
Jeld-Wen Holding, Inc. (a)	254,700	7,014
		20,188
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	149,600	10,412
Construction & Engineering - 0.6%
AECOM (a)	122,500	8,031
Argan, Inc.	164,600	7,621
		15,652
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	235,100	13,913
Industrial Conglomerates - 4.7%
General Electric Co.	1,150,912	121,313
Melrose Industries PLC	4,181,605	9,644
		130,957
Machinery - 0.7%
Donaldson Co., Inc.	121,700	8,245
Pentair PLC	143,200	11,049
		19,294
Marine - 0.3%
Goodbulk Ltd. (a)(e)	959,290	7,724
Professional Services - 0.5%
Leidos Holdings, Inc.	95,700	9,389
Science Applications Internati	72,000	6,065
		15,454
Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	357,886	18,585
XPO Logistics, Inc. (a)	104,800	9,108
		27,693

TOTAL INDUSTRIALS		390,300

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	722,600	42,648
Ericsson (B Shares)	1,266,000	14,996
		57,644
Electronic Equipment & Components - 0.8%
Keysight Technologies, Inc. (a)	119,300	21,400
IT Services - 2.6%
Akamai Technologies, Inc. (a)	132,000	14,949
Euronet Worldwide, Inc. (a)	58,700	7,821
Fidelity National Information Services, Inc.	123,300	15,754
Fiserv, Inc. (a)	1	0
Visa, Inc. Class A	147,900	33,884
		72,408
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	92,500	15,073
Intel Corp.	514,200	27,798
		42,871

TOTAL INFORMATION TECHNOLOGY		194,323

MATERIALS - 4.7%
Chemicals - 1.6%
LG Chemical Ltd.	28,050	18,347
Nutrien Ltd.	170,120	10,342
Olin Corp.	324,300	16,163
		44,852
Containers & Packaging - 1.2%
Avery Dennison Corp.	59,000	13,298
O-I Glass, Inc. (a)	1,266,700	19,165
		32,463
Metals & Mining - 1.9%
Franco-Nevada Corp.	133,400	19,460
Freeport-McMoRan, Inc.	479,700	17,456
Newcrest Mining Ltd.	407,095	7,368
Novagold Resources, Inc. (a)	1,424,280	10,284
		54,568

TOTAL MATERIALS		131,883

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Cousins Properties, Inc.	186,288	7,183
Gaming & Leisure Properties	286,083	14,104
Healthcare Trust of America, Inc.	235,700	7,149
Simon Property Group, Inc.	82,100	11,038
Spirit Realty Capital, Inc.	284,060	14,706
VEREIT, Inc.	151,500	7,655
VICI Properties, Inc. (d)	485,500	15,007
		76,842
UTILITIES - 2.3%
Electric Utilities - 1.9%
Duke Energy Corp.	254,400	26,626
FirstEnergy Corp.	226,100	8,789
Southern Co.	284,800	18,720
		54,135
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	445,100	10,625

TOTAL UTILITIES		64,760

TOTAL COMMON STOCKS
(Cost $1,901,998)		2,705,765

Preferred Stocks - 2.1%
Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc.:
Series A (a)(b)(e)	8,775	102
Series B (a)(b)(e)	1,540	18
Series C (a)(b)(e)	14,735	171
Series D (a)(b)(e)	28,273	329
Series Seed (a)(b)(e)	41,664	485
Bolt Threads, Inc. Series D (a)(b)(e)	390,327	7,395
		8,500
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.0%
Sweetgreen, Inc.:
Series C (a)(b)(e)	1,587	21
Series D (a)(b)(e)	25,534	336
Series I (a)(b)(e)	60,179	791
		1,148
Food Products - 0.4%
Bowery Farming, Inc. Series C1 (b)(e)	161,754	9,746
TOTAL CONSUMER STAPLES		10,894
HEALTH CARE - 0.4%
Biotechnology - 0.4%
National Resilience, Inc. Series B (b)(e)	243,347	10,807
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(b)(e)	7,570	3,179

TOTAL CONVERTIBLE PREFERRED STOCKS		33,380

Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Porsche Automobil Holding SE (Germany)	235,100	23,785
TOTAL PREFERRED STOCKS
(Cost $41,576)		57,165
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (Cost $2,915)(b)(e)	2,915	2,915
	Shares	Value (000s)

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(e)(f)
(Cost $8,386)	6,453,248	4,629

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.06% (g)	19,586,986	19,591
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	48,251,354	48,256
TOTAL MONEY MARKET FUNDS
(Cost $67,847)		67,847
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $2,022,722)		2,838,321
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(44,273)
NET ASSETS - 100%		$2,794,048

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $88,079,000 or 3.2% of net assets.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,466,000 or 0.7% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$244
Allbirds, Inc. Series A	10/9/18	$96
Allbirds, Inc. Series B	10/9/18	$17
Allbirds, Inc. Series C	10/9/18	$162
Allbirds, Inc. Series D	12/23/19	$364
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$416
Allstar Co-Invest Blocker LP	8/1/11	$1,657
Bolt Threads, Inc. Series D	12/13/17	$6,261
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$2,915
Bowery Farming, Inc. Series C1	5/18/21	$9,746
Butterfly Network, Inc.	2/12/21	$5,572
Endeavor Group Holdings, Inc. Class A	3/29/21	$8,767
National Resilience, Inc. Series B	12/1/20	$3,324
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$5,981
Space Exploration Technologies Corp. Class C	9/11/17	$110
Space Exploration Technologies Corp. Series H	8/4/17	$1,022
Sweetgreen, Inc. Series C	9/13/19	$27
Sweetgreen, Inc. Series D	9/13/19	$437
Sweetgreen, Inc. Series I	9/13/19	$1,029
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$8,386

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,325	$318,165	$301,889	$18	$(10)	$--	$19,591	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	26,752	318,267	296,763	262	--	--	48,256	0.1%
Total	$30,077	$636,432	$598,652	$280	$(10)	$--	$67,847

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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